Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 587.3		$ 622.0		$ 636.8
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	145.0	[1]	(48.8)	[1]	77.3	[1]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	(4.4)		(42.4)		18.7
Change In Accumulated Oci Of Equity Method Investments	6.4		(7.2)		2.9
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax	10.1		(12.3)		9.9
Other Comprehensive Income (Loss), before Tax	157.1		(110.7)		108.8
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	0.6		0.5		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax, Portion Attributable to Parent	(0.2)		9.3		(6.2)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	(1.2)		1.8		(0.8)
Other Comprehensive Income (Loss), Tax	(0.8)		11.6		(7.0)
Other Comprehensive Income (Loss), Net of Tax	156.3		(99.1)		101.8
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	743.6		522.9		738.6
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	90.7		84.6		(165.8)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 834.3		$ 607.5		$ 572.8

[1]	Included in this amount are net losses of $0.9 million for the year ended December 31, 2012 related to foreign currency translation adjustments attributable to consolidated investment products (year ended December 31, 2011: net gains of $23.1 million; December 31, 2010: net losses of $5.3 million). Of this amount, gross losses of $6.3 million are reclassified from accumulated other comprehensive income into retained earnings appropriated for investors in consolidated investment products (year ended December 31, 2011: gains of $8.7 million; December 31, 2010: losses of $5.3 million).